Loss Per Share	6 Months Ended
Jun. 30, 2023
Loss Per Share
Loss Per Share

11.Loss Per Share

The rights of the holder of Class A and Class B ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net loss per share for the following periods:

	Six Months End June 30,
	2022	2023	2023
	RMB	RMB	US$
Basic Loss Per Share
Numerator:
Net loss attributable to ordinary shareholders	(24,953)	(9,648)	(1,331)
Denominator:
Weighted average number of shares outstanding	46,841,258	56,441,811	56,441,811
Loss per share - basic	(0.53)	(0.17)	(0.02)

For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company. The effects of all outstanding options and other participating securities were also excluded from the computation of diluted loss per share as their effects would be anti-dilutive during the periods.